FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2016	Dec. 31, 2015
Derivative And Non-derivative Financial Liabilities [Abstract]
Cash flows from (used in) operating activities	$ 234,264	$ 249,454
Cash and cash equivalents	125,665	163,368		$ 108,667
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn borrowing facilities	300,000
Derivative And Non-derivative Financial Liabilities [Abstract]
Accounts payable and accrued liabilities	110,084	129,170
Debt	35,000	35,000
Income tax payable	2,277	10,733
Lease and contractual agreements	26,558	15,946
Commitments	70,931	123,481
Other non-current liabilities	5,559	24,917
Reclamation provision	93,338	99,273
Significant undiscounted commitments	343,747	438,520
Cash flows from (used in) operating activities	243,053	249,454
Cash and cash equivalents	125,665	163,368
Current assets (liabilities)	143	$ 209,006
Liquidity risk | 1 year
Derivative And Non-derivative Financial Liabilities [Abstract]
Accounts payable and accrued liabilities	110,084
Debt	35,000
Income tax payable	2,277
Lease and contractual agreements	23,087
Commitments	70,513
Other non-current liabilities	2,780
Reclamation provision	717
Significant undiscounted commitments	244,458
Liquidity risk | 2-5 years
Derivative And Non-derivative Financial Liabilities [Abstract]
Accounts payable and accrued liabilities	0
Debt	0
Income tax payable	0
Lease and contractual agreements	3,261
Commitments	418
Other non-current liabilities	2,779
Reclamation provision	19,261
Significant undiscounted commitments	25,719
Liquidity risk | 5 years
Derivative And Non-derivative Financial Liabilities [Abstract]
Accounts payable and accrued liabilities	0
Debt	0
Income tax payable	0
Lease and contractual agreements	210
Commitments	0
Other non-current liabilities	0
Reclamation provision	73,360
Significant undiscounted commitments	$ 73,570
Lake Shore Gold Corp.
Derivative And Non-derivative Financial Liabilities [Abstract]
Cash and cash equivalents recognized as of acquisition date			$ 70,187